MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated May 1, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and replaces similar information found in previous supplements.

Effective May 1, 2016, the name of the MassMutual Premier Money Market Fund has changed to the MassMutual Premier U.S. Government Money Market Fund.

Effective May 1, 2016, the following information replaces the information found under Investment Objective for the Fund (Page 3 of the Prospectus):

This Fund seeks current income consistent with preservation of capital and liquidity.

Effective May 1, 2016, the following information replaces the information found under the heading Principal Investment Strategies for the Fund (Page 3 of the Prospectus):

The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Effective May 1, 2016, the following information replaces similar information found in the first paragraph under the heading Principal Risks (Page 3 of the Prospectus):

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Effective May 1, 2016, the following information replaces the information for Credit Risk and Fixed Income Securities Risk found under the heading Principal Risks (Pages 3-4 of the Prospectus):

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Money Market Instruments Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

Effective May 1, 2016, the following information supplements the information found under the heading Principal Risks (Page 4 of the Prospectus):

Prepayment Risk Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

Effective May 1, 2016, Foreign Investment Risk found under the heading Principal Risks (Page 4 of the Prospectus) is hereby deleted.

Effective May 1, 2016, the following information supplements the information found under the heading Performance Information (Page 5 of the Prospectus):

The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.

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B3000M 16–04

MM 16–02

MASSMUTUAL PREMIER FUNDS

Supplement dated May 1, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and the previous supplement. It should be retained and read in conjunction with the SAI and replaces the previous supplement.

Effective May 1, 2016, the name of the MassMutual Premier Money Market Fund has changed to the MassMutual Premier U.S. Government Money Market Fund.

Effective May 1, 2016, the following information replaces the information for the Money Market Fund found on pages 4 and 5 in the section titled Additional Investment Policies:

U.S. Government Money Market Fund

For so long as the U.S. Government Money Market Fund values its portfolio instruments on the basis of amortized cost (see “Valuation of Portfolio Securities”), its investments are subject to portfolio maturity, portfolio quality and portfolio diversification requirements imposed by Rule 2a-7 under the 1940 Act. The U.S. Government Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, generally must purchase instruments having remaining maturities of thirteen months (generally 397 days) or less, and must invest only in United States dollar-denominated securities determined to be of high quality with minimal credit risks.

The high quality debt instruments in which the U.S. Government Money Market Fund invests may not offer as high a yield as may be achieved from lower quality instruments having less safety. An investment in the U.S. Government Money Market Fund is not without risk. If the U.S. Government Money Market Fund disposes of an obligation prior to maturity, it may realize a loss or gain. An increase in interest rates will generally reduce the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. The U.S. Government Money Market Fund will reassess whether a particular security presents minimal credit risks in certain circumstances.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, the Fund’s investment adviser and subadviser believe that an institutional purchaser of money market instruments who can invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the U.S. Government Money Market Fund’s investment restrictions limit the percentage of the Fund’s assets that may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

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SAI B3000M-16-02